Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	COMMUNITY HEALTH SYSTEMS, INC.
Entity Central Index Key	0001108109
Entity Emerging Growth Company	false
Entity File Number	001-15925
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3893191
Entity Address, Address Line One	4000 Meridian Boulevard
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(615)
Local Phone Number	465-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CYH
Security Exchange Name	NYSE